8. FAIR VALUE MEASUREMENTS (Details 1) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 557	$ 1,842	$ 1,921	$ 1,921
Warrant exercises			(112)	(112)
Adjustments to fair value for the period	900	(1,285)	33
Ending Balance	6,495	557	1,842	6,495
July Offering	3,380			3,380
September Offering	$ 1,658			$ 1,658